SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS
(a)    Subsequent to December 31, 2021, the Trust declared monthly distributions for January and February 2022 of $17.0 million each (note 11).
(b)    On February 3, 2022, Granite acquired three income-producing properties in Germany for $140.0 million (
€
96.6 million) excluding transaction costs which was funded with cash on hand.
(c)    On February 3, 2022, Granite terminated $350.0 million of a total $500.0 million principal of the 2028 Cross Currency Interest Rate Swap, herein defined, which exchanged Canadian dollar denominated principal and interest payments of Granite’s 2028 Debentures, herein defined, for US dollar denominated payments at a fixed interest rate of 2.096% (see “Liquidity and Capital Resources — Debt Structure”). Simultaneously, Granite entered into a new $350.0 million cross-currency interest rate swap maturing August 30, 2028 to exchange the Canadian dollar denominated principal and interest payments of the 2028 Debentures for Euro denominated payments at a fixed interest rate of 0.536%. Upon termination, Granite paid $6.6 million to settle the mark-to-market
liability relating to the $350.0 million principal portion of the 2028 Cross Currency Interest Rate Swap.
(d)    On February 18, 2022, Granite completed the disposition of an income-producing property and piece of land held for development located in Poland that were classified as held for sale as at December 31, 2021, for gross proceeds of $36.2 million (
€
25.1 million).